Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of exceptional items [line items]
Exceptional items net	$ 140	$ 1,244	$ 1,074
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net	$ 140	$ 821	$ 1,063